Note 2 - Accounting Judgments and Estimation Uncertainty (Details Textual) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2022 USD ($)	Aug. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Statement Line Items [Line Items]
Current assets or disposal groups classified as held for sale		$ 86,100			$ 288,379
OPay Digital Services Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	13.10%	6.44%
Nanobank [member] | Disposal groups classified as held for sale [member]
Statement Line Items [Line Items]
Disposal group held for sale, consideration to be received			$ 131,700	$ 127,100
Disposal group held for sale, consideration to be received, number of quarterly installments			16	8
Current assets or disposal groups classified as held for sale				$ 120,300